Subsequent Events (Details Narrative)	1 Months Ended	9 Months Ended	0 Months Ended				1 Months Ended		0 Months Ended	1 Months Ended	0 Months Ended
	Jan. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Apr. 26, 2013 Subsequent Event [Member] USD ($)	Apr. 19, 2013 Subsequent Event [Member] USD ($)	Mar. 27, 2013 Subsequent Event [Member] USD ($)	Mar. 18, 2013 Subsequent Event [Member] USD ($)	Mar. 25, 2013 Subsequent Event [Member]	Mar. 15, 2013 Subsequent Event [Member] CAD	Jan. 02, 2013 Strategic Investor Relations Services [Member] Subsequent Event [Member]	Jan. 31, 2013 Legal Services [Member]	Jan. 11, 2013 Legal Services [Member] Subsequent Event [Member]	Jan. 15, 2013 Financial and Investor Relations Services [Member] Subsequent Event [Member]
Stock issued during period issued for services, shares	600,000	225,000		150,000					270,000	900,000	900,000	100,000
Shares issued under equal monthly installments									22,500
Stock issuance installment for services description									The shares are to be issued in equal monthly installments of 22,500 each beginning in January 1, 2013		The shares of common stock are to be issued in quarterly installments beginning in April 2013	The shares are to be issued in four quarterly installments beginning in April 2013.
Stock issued during period in private placement, shares	7,640,000
Proceeds from issuance of common stock at private placement	$ 1,718,000
Proceeds from sale of notes receivable	140,000
Notes receivable, interest rate	5.00%
Notes receivable, maturity date	Mar. 15, 2013
Payments for commissions	52,000
Warrants issued for consideration of payment of commissions	52,000
Warrants exercisable price	$ 0.50			$ 0.75
Warrants exercisable term	2 years	5 years		5 years
Conversion of stock, shares issued							707,405
Repayment of convertible debenture, value								250,000
Options granted to purchase of common stock, number					250,000	250,000
Granted options, exercise price					$ 0.75	$ 0.83
Warrants issued				150,000
Payment of commissions description

The consultant is entitled to a cash commission of 8% of the gross proceeds of any financing transaction the consultant brings to the company plus commissions paid in warrants equal to 10% of the gross proceeds.

Cash payments to consultant		7,500	7,500
Restricted stock or unit expense		2,500	2,500
Percentage of restricted stock issuance		80.00%	80.00%
Restricted stock issuance minimum stock price		$ 0.01	$ 0.01
Compensation fee payment description			Subsequently, the consultant is to be compensated on a quarterly basis beginning June 1, 2013 with a fee of $7,500 per month
Hourly rate charged by consultant		$ 250	$ 250
Payment for consultant services charge payable description		payable 50% in cash and 50% in restricted common stock	payable 50% in cash and 50% in restricted common stock